COMMITMENTS AND CONTINGENCIES - Additional Information - 2 Other Commitments - Gaming Subconcession (Detail) (Gaming subconcession agreement [Member])							12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 MOP	Dec. 31, 2012 Guarantee from September 8, 2006 to September 8, 2011 [Member] USD ($)	Dec. 31, 2012 Guarantee from September 8, 2006 to September 8, 2011 [Member] MOP	Dec. 31, 2012 Guarantee from September 8, 2011 until the 180th day after the termination date of the gaming subconcession [Member] USD ($)	Dec. 31, 2012 Guarantee from September 8, 2011 until the 180th day after the termination date of the gaming subconcession [Member] MOP	Dec. 31, 2013 Reserved exclusively for certain kind of games or to certain players [Member] USD ($) Seat	Dec. 31, 2013 Reserved exclusively for certain kind of games or to certain players [Member] MOP Seat	Dec. 31, 2013 Not reserved exclusively for certain kind of games or to certain players [Member] USD ($) Seat	Dec. 31, 2013 Not reserved exclusively for certain kind of games or to certain players [Member] MOP Seat	Dec. 31, 2013 Public Purpose Programs [Member]	Dec. 31, 2013 Urban development, tourist promotion and social security [Member]	Dec. 31, 2013 Special gaming tax [Member]
Commitments And Contingencies [Line Items]
Fixed annual premium	$ 3,744,000	30,000,000
Variable premium	100	1,000					37,000	300,000	19,000	150,000
Minimum number of tables							100	100	100	100
Percentage of gross revenues of the gaming business operations											1.60%	2.40%	35.00%
Maximum beneficiary amount			$ 62,395,000	500,000,000	$ 37,437,000	300,000,000
Percentage of guarantee amount payable quarterly to bank	1.75%	1.75%